Declaration of Distributions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Dividends [Abstract]
Declaration of Distributions
Note 13. Declaration of Distributions
On September 27, 2024, our board of directors declared a distribution rate for the month of October 2024 of approximately $0.0508 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on October 31, 2024. Such distributions payable to each stockholder of record will be paid the following month.
On October 25, 2024, our board of directors declared a distribution rate for the month of November 2024 of approximately $0.0492 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on November 30, 2024. Such distributions payable to each stockholder of record will be paid the following month.

Note 13. Declaration of Distributions
On January 26, 2024, our board of directors declared a distribution rate for the month of February 2024 of approximately $0.0475 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on February 29, 2024. Such distributions payable to each stockholder of record will be paid the following month.
On February 28, 2024, our board of directors declared a distribution rate for the month of March 2024 of approximately $0.0508 per share on the outstanding shares of common stock payable to Class A and Class T stockholders of record of such shares as shown on our books at the close of business on March 31, 2024. Such distributions payable to each stockholder of record will be paid the following month.